SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments. However, the module business was disposed in September 2012 and the wafer business was discontinued in September 2018. Therefore, only one segment - Polysilicon remained as of December 31, 2019 and 2020. All of its revenues are derived in the PRC. The Group’s long-lived assets and operations are all located in the PRC and no geographical information is presented.